Loans sales and securitizations (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Constant pre-payment rate, actual	11.90%
Constant pre-payment rate, 10% adverse change	$ (1,935)
Constant pre-payment rate, 20% adverse change	(3,816)
Spread over forward interest rate swap rates, actual	10.69%
Spread over forward interest rate swap rates, 10% adverse change	(1,376)
Spread over forward interest rate swap rates, 20% adverse change	(2,753)
Fair value method | Residential Mortgage [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Constant pre-payment rate, actual			19.52%
Constant pre-payment rate, 10% adverse change			(2,608)
Constant pre-payment rate, 20% adverse change			(5,051)
Spread over forward interest rate swap rates, actual			12.88%
Spread over forward interest rate swap rates, 10% adverse change			(1,290)
Spread over forward interest rate swap rates, 20% adverse change			(2,580)
Amortization method | Residential Mortgage [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Constant pre-payment rate, actual	6.70%		15.45%
Constant pre-payment rate, 10% adverse change	(6,813)		(4,936)
Constant pre-payment rate, 20% adverse change	(12,977)		(9,451)
Spread over forward interest rate swap rates, actual	9.40%		9.40%
Spread over forward interest rate swap rates, 10% adverse change	(6,027)		(3,060)
Spread over forward interest rate swap rates, 20% adverse change	(12,054)		(6,119)
Amortization method | Automobile Loan [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Constant pre-payment rate, actual	14.65%		13.80%
Constant pre-payment rate, 10% adverse change	(584)		(880)
Constant pre-payment rate, 20% adverse change	(1,183)		(1,771)
Spread over forward interest rate swap rates, actual	5.00%		500.00%
Spread over forward interest rate swap rates, 10% adverse change	(7)		(18)
Spread over forward interest rate swap rates, 20% adverse change	(15)		(36)
Amortization method | Small Business Association (SBA) Loan [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Constant pre-payment rate, actual	5.90%		6.40%
Constant pre-payment rate, 10% adverse change	(221)		(201)
Constant pre-payment rate, 20% adverse change	(438)		(398)
Spread over forward interest rate swap rates, actual	15.00%		1500.00%
Spread over forward interest rate swap rates, 10% adverse change	(446)		(374)
Spread over forward interest rate swap rates, 20% adverse change	(873)		(731)
Residential Mortgage [Member]
Summarizes activity relating to loans sold securitized with servicing retained
Loans sold with servicing retained	3,221,239		3,954,762		3,078,475
Summarize the changes in servicing rights using the amortization method
Carrying value, beginning of year	85,545		72,434
New servicing assets created	34,743		36,123
Impairment charge/(recovery)	22,023		(4,374)
Amortization and other	(14,247)		(18,638)
Carrying value, end of period	128,064		85,545		72,434
Fair value, end of period	143,304		85,612
Residential Mortgage [Member] | Fair value method
Summarize the changes in servicing rights using the amortization method
Weighted-average life (in years)	4 years 3 months 0 days		3 years 2 months 0 days
Residential Mortgage [Member] | Amortization method
Summarize the changes in servicing rights using the amortization method
Weighted-average life (in years)	6 years 9 months 0 days		3 years 3 months 0 days
Automobile Loan [Member]
Summarizes activity relating to loans sold securitized with servicing retained
Loans sold with servicing retained	0		169,324		0
Total loans transferred in securitization transactions	0		2,300,018		1,020,146
Gain or loss from sale of loans in securitizations and sales	0		42,251		15,454
Summarize the changes in servicing rights using the amortization method
Carrying value, beginning of year	35,606		13,377
New servicing assets created	0		38,043
Impairment charge/(recovery)	0		(75)
Amortization and other	(17,934)		(15,739)
Carrying value, end of period	17,672		35,606		13,377
Fair value, end of period	18,193		36,470
Automobile Loan [Member] | Amortization method
Summarize the changes in servicing rights using the amortization method
Weighted-average life (in years)	3 years 7 months 0 days		4 years 4 months 0 days
Small Business Association (SBA) Loan [Member]
Summarizes activity relating to loans sold securitized with servicing retained
Loans sold with servicing retained	178,874		209,540		234,803
Gain Loss On Sale Of Loans	19,556	[1]	22,916	[1]	21,488	[1]
Summarize the changes in servicing rights using the amortization method
Carrying value, beginning of year	15,147		12,022
New servicing assets created	6,105		6,947
Impairment charge/(recovery)	0		0
Amortization and other	(4,387)		(3,822)
Carrying value, end of period	16,865		15,147		12,022
Fair value, end of period	$ 16,865		$ 15,147
Small Business Association (SBA) Loan [Member] | Amortization method
Summarize the changes in servicing rights using the amortization method
Weighted-average life (in years)	3 years 6 months 0 days		3 years 6 months 0 days

[1]	Recorded in noninterest income